Document and Entity Information	Oct. 30, 2017
Prospectus:
Document Type	497
Document Period End Date	Oct. 30, 2017
Registrant Name	DIREXION FUNDS
Central Index Key	0001040587
Amendment Flag	false
Document Creation Date	Oct. 30, 2017
Document Effective Date	Oct. 30, 2017
Prospectus Date	Dec. 29, 2016
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund | Investor Class
Prospectus:
Trading Symbol	DXLTX
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund | Investor Class
Prospectus:
Trading Symbol	DXSTX